Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.86%	0.52%
Expected life	3 years	3 years
Expected volatility	58.86%	52.36%
Expected dividend yield	4.22%	5.87%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate			0.30%
Expected life			2 years
Expected volatility			38.57%
Expected dividend yield			3.30%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate			0.39%
Expected life			4 years 2 months 12 days
Expected volatility			48.23%
Expected dividend yield			4.49%